RELATED PARTY TRANSACTIONS 1 (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Loan One [Member]
Interest Rate	7.20%	7.00%	7.00%
Principal	¥ 100,000	¥ 150,000	¥ 100,000
Period	May 30, 2019 to November 30, 2019	March 1, 2018 to November 30, 2018	February 24, 2017 to November 30, 2017
Loan Two [Member]
Interest Rate			7.00%
Principal			¥ 50,000
Period			March 20, 2017 to November 30, 2017